Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued expenses and other payables
Accrual for salary and bonus	¥ 5,238		¥ 6,426
Other taxes and surcharge payable	24,977		24,081
Down payments collected on behalf of secondary property sellers	0
Amounts due to franchisees	218		218
Professional service fee	838		982
Amounts due to third parties under collaborative agreements	40,973		41,444
Accrued expenses	2,479		10,406
Receipt in advance	9,696		12,551
Others	35,833		85,032
Accrued expenses and other payables	¥ 120,252	$ 16,584	¥ 181,140